Capital and Reserves (Details 3) - Restricted Share Units [Member] $ in Thousands	12 Months Ended
	Dec. 31, 2017 CAD ($)	Dec. 31, 2017 Number	Dec. 31, 2017	Dec. 31, 2016 CAD ($)	Dec. 31, 2016 Number	Dec. 31, 2016
Capital and reserves [Line Items]
Number of shares issued or issuable on vesting - Beginning Balance | Number		452,951			360,903
RSUs granted		235,000	398,326		295,000	295,000
RSUs vested		(289,625)	177,700		(202,952)
Number of shares issued or issuable on vesting - Ending Balance		398,326	398,326		452,951
Opening Balance	$ 220			$ 471
RSUs granted	0			0
Share-based compensation expense recognized	524			213
RSUs vested	(343)			(464)
Ending Balance	$ 401			$ 220